Transactions with Related Parties - Summary of Compensation to Directors and Other Members of Key Management (Details) - Related Parties - KZT (₸) ₸ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Employee benefits	₸ (104,522)	₸ (86,326)	₸ (68,509)
Share-based compensation	(16,963)	(20,859)	(19,984)
Transactions with Related Parties
Disclosure of transactions between related parties [line items]
Employee benefits	(438)	(535)	(800)
Share-based compensation	₸ (1,816)	₸ (4,815)	₸ (7,298)